Long term debt (Details Textual) - USD ($) $ in Thousands	1 Months Ended
	Jul. 18, 2014	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Long-term debt		$ 10,000	$ 12,000
Senior Secured Term Loan Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 22,000
Debt Instrument, Interest Rate Terms	LIBOR plus 8%
Line of Credit Facility, Expiration Period	48 months
Senior Secured Term Loan Facility [Member] | First Tranche [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 12,000
Senior Secured Term Loan Facility [Member] | Second Tranche [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 10,000